Leases - Current and Noncurrent Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Lease liabilities [abstract]
Current lease liability	$ 19,547	$ 11,935
Current lease liabilities - related parties	10,628	9,928
Non-current lease liability	54,439	31,326
Non-current lease liabilities - related parties	42,634	43,643
Total	$ 127,248	$ 96,832